Financial risk management - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Financial Risk Management [Line Items]
Equity investments	¥ 19,147		¥ 26,231
Current investments	123		0
Fair Value Measurement With Unobservable Inputs Reconciliation Transfers Net	0	¥ 0
Level 1 Hierarchy
Financial Risk Management [Line Items]
Equity investments	19,131		26,217
Level 3 Hierarchy
Financial Risk Management [Line Items]
Equity investments	16		14
Other current investment	1,006		386
Current investments	¥ 123		¥ 0